Segment Information and Geographic Data - Schedule of Reconciliation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net sales	$ 22,258	$ 14,779	$ 22,652
Loss before income taxes	(24,187)	(28,898)	(23,017)
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Net sales	25,495	21,565	29,165
Loss before income taxes	(24,033)	(28,575)	(22,707)
Intersegment [Member]
Segment Reporting Information [Line Items]
Net sales	(3,237)	(6,786)	(6,513)
Loss before income taxes	$ (154)	$ (323)	$ (310)